SUMMARY OF AGGREGATE FUTURE MINIMUM RENTAL PAYMENTS UNDER NON-CANCELABLE AGREEMENT (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Leases
Remaining in fiscal year 2026		¥ 358
2027		225
2028		131
Total future minimum rental payment		714
Less amount representing imputed interest		(24)
Present value of future minimum rental payments		690
Less current portion, recorded in other current liabilities	$ 67	453	¥ 1,310
Long-term lease liabilities, recorded in other long-term liabilities	$ 35	¥ 237	¥ 421